Deferred income	12 Months Ended
Dec. 31, 2021
Deferred Income
Deferred income

22. Deferred income

	2021	2020
Deferred revenue from points	25,462	19,256
Deferred annual fee	4,673	5,773
Other deferred income	522	936
Total	30,657	25,965

Deferred revenue from points and deferred annual fee are related to the Group’s reward program for its credit card customers, called "Rewards". The program consists of accumulating points according to the use of the credit card in the ratio of R$1.00 (one Brazilian real, equivalent to US$0.18 as of December 31, 2021) equal to 1 point. The number of points generated may be higher for transactions with some partner companies or for transactions that meet Nu pre-conditions. The points do not expire, and there is no limit on the number of Rewards an eligible card member can earn.

The redemption of the points occurs when the customers use them in various expense categories, such as air tickets, hotels, transportation services, and music.

Nu uses financial models to estimate the redemption rates of rewards earned to date by current card members, and, therefore, the estimated financial value of the points, based on historical redemption trends, current enrollee redemption behavior, among others. The estimated financial value is recorded in the income statement when the performance obligation is satisfied, which is when the reward points are redeemed.

Deferred annual fees comprises amounts related to the rewards fees which are paid annually by customers until they are earned.